Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of debentures [Abstract]
Schedule of Debentures
Composed as follows:

	December 31, 2020		December 31, 2019
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	83,499	82,724	72,137	71,584
Less current maturities	10,849	10,600	26,928	26,773
Total long-term debentures	72,650	72,124	45,209	44,811

Schedule of Aggregate Annual Maturities of Debentures
The aggregate annual maturities are as follows:

	December 31	December 31
	2020	2019
	€ in thousands
Second year	13,716	6,927
Third year	15,322	8,098
Fourth year	24,629	9,714
Fifth year	18,457	13,195
Sixth year and thereafter	-	6,877

Long-term loans	72,124	44,811
Current maturities	10,600	26,773
	82,724	71,584